Leases	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Leases
Note 14 - Leases

Leases in which the Company is the lessee

The Company has lease agreements with respect to the following items:

1.	Lands;
2.	Machinery equipment

1.	Information regarding material lease agreements entered into during the period

Ellomay PS leases land in Israel from private lessors for a period of 24 years and 11 month, on which it sets up Manara PSP site. The contractual period of the aforesaid lease agreements ends on July 2046. Ellomay PS will pay capitalized rents in the total amount of NIS 28,800 thousand to the private lessors, not including VAT. The discounted rent is linked to the consumer price index and constitutes an advance payment for the entire rental period. In addition, Ellomay PS will pay a regular quarterly rent of approximately NIS 165 thousand per quarter, not including VAT. The quarterly rent will increase by 2% every 3 years and is linked to the consumer price index.

A lease liability in the amount of €10,629 thousand and right-of-use asset in the amount of €10,629 thousand have been recognized in the statement of financial position in April, 2021 in respect of leases of land. A total amount of €4,165 thousand paid to the lessors during 2021.

2.	Right-of-use assets

	Gelderland	Spain	Talasol	Talmei Yosef	Pumped storage	Total
		€ in thousands
Cost

Balance as at January 1, 2021	355	3,024	12,686	1,672	-	17,737
lease agreements entered into during the period	-	-	-	-	10,629	10,629
Other	-	-	(4,526)	(18)	48	(4,496)
Effect of changes in exchange rates	-	-	-	168	888	1,056
Balance as at December 31, 2021	355	3,024	8,160	1,822	11,565	24,926

Depreciation

Balance as at January 1, 2021	-	150	169	209	-	528
Depreciation for the year	185	119	404	110	213	1,031
Balance as at December 31, 2021	185	269	573	319	213	1,559

Carrying amounts
As at January 1, 2020	-	1,160	12,656	1,585	-	15,401
As at December 31, 2020	355	2,874	12,517	1,463	-	17,209
As at December 31, 2021	170	2,755	7,587	1,503	11,352	23,367

3.            Lease liability

Maturity analysis of the Company’s lease liabilities

December 31, 2021
€ in thousands
Less than one year	4,329
One to five years	2,668
More than five years	13,132

Total	20,129

Current maturities of lease liability	4,329

Long-term lease liability	15,800

4.            Additional information on leases

(a)	Amounts recognized in profit or loss

	2021	2020	2019
	€ in thousands

Interest expenses on lease liability	367	494	341

(b)	Short-term leases

As mentioned in Note 3J regarding significant accounting policies, the Company accounts for short-term leases and leases of low-value assets as expense on a straight-line basis over the lease term, instead of a right-of-use asset and lease liability. These leases include office space.